Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Accounts

The roll forward of the allowance for doubtful accounts for the nine-months ended September 30. 2023 was as follows:

September 30, 2023
(Unaudited)
Beginning balance	$163,479
Bad debt expense	61,599
Write-offs	(143,429)
Ending balance	$81,649

Theralink Technologies Inc [Member]
Schedule of Fair Value Measured On Recurring Basis

Assets or liabilities measured at fair value on a recurring basis included embedded conversion options in convertible debt (See Note 6) and were as follows on September 30, 2023. There were no liabilities or assets measured at fair value on a non-recurring basis as of September 30, 2022.

	September 30, 2023			September 30, 2022
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative liabilities	$—	$—	$16,426,304	$—	$—	$—

Schedule of Valuation On Derivative Instruments

A roll forward of the level 3 valuation financial instruments is as follows:

	For the Year-Ended September 30,
	2023	2022
Balance at beginning of year	$-	$-
Initial valuation of derivative liabilities included in debt discount	17,042,100	-
Initial valuation of derivative liabilities included in derivative expense	27,438,113	-
Change in fair value included in derivative income, net	(28,053,909)	-
Balance at end of year	$16,426,304	$-

Schedule of Revenues by Category
	Year Ended September 30, 2023	Year Ended September 30, 2022
Biopharma services	$465,430	$547,060
Patient testing service	141,366	20,845
Total revenues	$606,796	$567,905

Schedule of Contract Liabilities

For the years ended September 30, 2023 and 2022, contract liabilities activity is as follows:

	Year Ended September 30, 2023	Year Ended September 30, 2022
Contract liabilities beginning balance	$156,550	$135,150
Billings and cash receipts on uncompleted contracts	159,465	325,048
Less: revenues recognized during the period	(171,125)	(303,648)
Total contract liabilities	$144,890	$156,550

Schedule of Anti-dilutive Shares Outstanding

	September 30,
	2023	2022
Stock warrants	7,244,334,819	1,888,813,005
Stock options	1,664,270,920	1,901,410,519
Series C-1 preferred stock	21,167,535	156,626,175
Series C-2 preferred stock	-	453,067,129
Series E preferred stock	-	638,977,636
Series F preferred stock	-	319,488,818
Convertible notes	30,758,739,813	1,813,880,837
	39,688,513,087	7,172,264,119